Related Party Transactions - Founder Shares (Details) - CIK0001853021 Metals Acquisition Corp							1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 14, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 14, 2022 shares	Sep. 16, 2021 shares	Sep. 03, 2021 shares	Aug. 02, 2021 shares	Mar. 31, 2021 USD ($) D $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Related Party Transactions
Aggregate purchase price | $		$ 15,000,000							$ 25,000
Number of shares issued		1,500,000
Stock compensation expense | $										$ 224,250
Purchase price | $ / shares		$ 10.00						$ 10.00		$ 10.00
Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 113,625,060
Number of shares issued	11,362,506
Ordinary shares, par value | $ / shares	$ 0.0001
Aggregate number of shares agreed to transfer	11,362,506
Purchase price | $ / shares	$ 10.00
Marthinus J. Crouse | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 250,000
Chief Executive Officer | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	1,500,000
Director | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	50,000
Over-allotment option
Related Party Transactions
Number of units sold					1,514,780	3,750,000		3,750,000		3,750,000
Number of shares forfeited				558,805
Private Placement
Related Party Transactions
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days		30 days
Private Placement | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 113,625,060
Purchase price | $ / shares	$ 10.00
Private Placement | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 113,625,060
Number of shares issued	11,362,506
Ordinary shares, par value | $ / shares	$ 0.0001
Purchase price | $ / shares	$ 10.00
Class B Ordinary Shares
Related Party Transactions
Number of shares issued							7,187,500
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares | Over-allotment option
Related Party Transactions
Shares subject to forfeiture							937,500
Number of shares forfeited					558,805
Founder shares | Restricted stock units
Related Party Transactions
Number of shares expected to be granted			336,000
Founder shares | Marthinus J. Crouse | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 1,500,000
Founder shares | Chief Executive Officer | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	250,000
Founder shares | Director | Subscription Agreements | Subsequent Event
Related Party Transactions
Aggregate purchase price | $	$ 50,000
Founder shares | Class B Ordinary Shares | Subsequent Event
Related Party Transactions
Number of shares issued	517,500
Sponsor | Class B Ordinary Shares
Related Party Transactions
Aggregate purchase price | $								$ 25,000		$ 25,000	$ 25,000
Ordinary shares, par value | $ / shares								$ 0.004	$ 0.004	$ 0.004	$ 0.004
Sponsor | Founder shares | Class B Ordinary Shares
Related Party Transactions
Aggregate purchase price | $							$ 25,000
Aggregate purchase price per share (in dollars) | $ / shares							$ 0.003
Number of shares issued							7,187,500
Ordinary shares, par value | $ / shares							$ 0.0001
Shares subject to forfeiture							937,500
Restrictions on transfer period of time after business combination completion							1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Transferors | Founder shares | Marthinus J. Crouse | Securities Assignment Agreement
Related Party Transactions
Aggregate number of shares agreed to transfer			25,000
Conversion ratio			0.01
Number of shares transferred			25,000
Stock compensation expense | $										$ 224,250
Compensation expense, price per share | $ / shares										$ 8.97